Investments in affiliates - Equity Accounted Investments (Details) - Gemini - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Aug. 31, 2015	Jun. 30, 2016	Dec. 31, 2015
Summary of financial information
Ownership (as a percent)	49.00%	49.00%
Current assets		$ 12,701	$ 12,578
Non-current assets		70,547	54,771
Current liabilities		7,014	5,552
Non-current liabilities		44,601	$ 38,758
Net operating revenues		6,266
Net loss		$ 1,906